SKIP DYNAMIX ACQUISITION	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SKIP DYNAMIX ACQUISITION

4.	SKIP DYNAMIX ACQUISITION

On June 9, 2026, the Company acquired the assets of Skip Dynamix, Corporate (“Skip”), a company that had developed a fixed wing drone. The Company acquired it to diversify its drone offering and add a kind of drone not previously produced by the Company.

Consideration for the transaction is as follows:

a)	On the close of the transaction $2,523,255 USD in cash

The acquisition will be accounted for as a business acquisition under IFRS 3.

Skip contributed revenue of $nil and a net loss of $29,678 for the period between June 9, 2026, to June 30, 2026. If Skip had been acquired on January 1, 2026, the revenue of Skip for the six months period would have been $41,083. However, due to lack of IFRS-specific data prior to the acquisition of Skip, pro-forma profit or loss of the combined entity for the complete six-month period cannot be determined reliably.

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Six Months Ended June 30, 2026 Expressed in Canadian Dollars (unaudited)

4.	SKIP DYNAMIX (CONT’D)

In addition warrants were issued as part of the transaction and are considered employee compensation. See note 14 for details.

The preliminary purchase price and the allocation of consideration to the assets and liabilities acquired is as follows:

	USD	CAD
Cash portion of purchase price	$2,523,255	$3,519,184

Preliminary assets and liabilities acquired/assumed
Other net working capital	$(15,504)	$(21,623)
Inventory	89,539	124,880
	74,035	103,257

Working capital adjustment	325,965	454,624
Preliminary goodwill	2,123,255	2,961,303
Total preliminary consideration	$2,523,255	3,519,184

There is a working capital target of $400,000 USD that is to be achieved on closing and funds are held in escrow until the working capital test is completed 90 days after closing. Any differences (deficit or surplus) from the target working capital is a dollar for dollar adjustment to the purchase price.

The Company is still in the process of determining the value allocated to goodwill and whether amounts may need to be allocated to any other intangible assets. Accordingly, the purchase price is a preliminary allocation. The goodwill represents the value of acquiring the ability to produce a new fixed wing drone that was not part of the Company’s current offering and the expertise acquired through employees brought across with the knowledge to produce these drones.